Other non-current liabilities - Additional information (Detail) - BeST ₺ in Thousands, $ in Thousands	Nov. 30, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 TRY (₺)	Dec. 09, 2022
Other non-current liabilities
Percentage of ownership interest in entity acquired				20.00%
Obligation for development of telecommunications infrastructure	$ 100,000	$ 100,000	₺ 4,286,230
Development of telecommunications infrastructure (in years)	10 years
Percentage of net profit earned on which obligation is based	50.00%
Discount rate		14.99%	14.99%
Other short-term liabilities			₺ 106,864